Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2020
Interest And Finance Costs Net
Interest and Finance Costs, net

	2020	2019	2018
Interest expense	50,611	69,980	72,191
Less: Interest capitalized	(996)	(1,018)	(252)

Interest expense, net	49,615	68,962	71,939
Interest swaps termination cash settlements non-hedging	—	—	(477)
Bunker swap, put and call options cash settlements	7,568	1,469	(9,857)
Bunker put options premium	1,246	—	—
Amortization of loan costs	3,782	4,822	3,992
Bank charges	277	240	405
Discount of long-term receivables	2,435	—	—
Change in fair value of non-hedging financial instruments	5,656	(770)	10,807

Net total	70,579	74,723	76,809